UBS Global Asset Management (Americas) Inc.
51 West 52 nd Street
New York, New York 10019

July 31, 2007

VIA EDGAR

Securities and Exchange Commission
Washington, D.C.

To Whom It May Concern:

          We are writing to inform you that on July 30, 2007, our filing agent submitted in error a Form N-Q for UBS Investment Trust – UBS U.S. Allocation Fund using CIK and CCC codes for UBS Series Trust – U.S. Allocation Portfolio. This filing was accepted and disseminated by the SEC at 2:24 p.m. with the accession number 0001209286-07-000215. On July 31, 2007, the Form N-Q filing was resubmitted using the correct CIK and CCC codes.

          We therefore request that the UBS Series Trust submission be withdrawn.

Sincerely,

/s/ Michael J. Flook

Michael J. Flook
Assistant Director